Loans Receivable, Net - Schedule of Aging of Past-Due Loans Receivables (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Aging of Past-Due Loans Receivables [Line Items]
Loans receivables	¥ 388,215,031	$ 53,185,241	¥ 319,510,409
Loans receivables (in Dollars)	388,215,031	53,185,241	319,510,409
1 to 3 months past due [Member]
Schedule of Aging of Past-Due Loans Receivables [Line Items]
Loans receivables	34,445,795	4,719,055	16,572,823
Loans receivables (in Dollars)	34,445,795	4,719,055	16,572,823
4 to 6 months past due [Member]
Schedule of Aging of Past-Due Loans Receivables [Line Items]
Loans receivables	32,464,971	4,447,683	24,199,825
Loans receivables (in Dollars)	32,464,971	4,447,683	24,199,825
7 to 12 months past due [Member]
Schedule of Aging of Past-Due Loans Receivables [Line Items]
Loans receivables	55,303,739	7,576,581	63,451,054
Loans receivables (in Dollars)	55,303,739	7,576,581	63,451,054
Over 1 year past due [Member]
Schedule of Aging of Past-Due Loans Receivables [Line Items]
Loans receivables	266,000,526	36,441,922	215,286,707
Loans receivables (in Dollars)	¥ 266,000,526	$ 36,441,922	¥ 215,286,707